Taxes on Income (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Mar. 31, 2019
Taxes on Income [Line Items]
Israeli corporate tax rate	23.00%
Carry-forwards losses	$ 3,000,000	$ 46,000,000
Deferred tax liability	382,646
Parent [Member]
Taxes on Income [Line Items]
Carry-forwards losses		$ 25,000,000
Enlivex Therapeutics R&D Ltd. [Member]
Taxes on Income [Line Items]
Carry-forwards losses	$ 82,000,000